UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05904

ELFUN MONEY MARKET FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/13

Item 1.	Schedule of Investments

Elfun Money Market Fund

Schedule of Investments—September 30, 2013 (Unaudited)

Short-Term Investments—99.9%†		Principal Amount	Amortized Cost
U.S. Treasuries—32.5%
United States Treasury Bills
0.02%	01/02/14	$6,850,000	$6,849,735	(a)
0.04%	10/03/13 - 01/09/14	15,400,000	15,399,075	(a)
United States Treasury Notes
0.25%	11/30/13	4,450,000	4,451,580
0.50%	11/15/13	8,850,000	8,854,788
0.75%	12/15/13	7,650,000	7,660,566
1.25%	02/15/14 - 03/15/14	7,000,000	7,034,261
1.75%	01/31/14 - 03/31/14	4,400,000	4,429,900
			54,679,905
U.S. Government Agency Obligations—43.4%
Fannie Mae Discount Notes
0.03%	10/02/13	2,550,000	2,549,998	(a)
0.10%	02/12/14	2,050,000	2,049,237	(a)
Federal Home Loan Bank Discount Notes
0.01%	10/25/13 - 10/29/13	5,450,000	5,449,960	(a)
0.02%	11/27/13	6,081,000	6,080,794	(a)
0.03%	01/02/14	950,000	949,926	(a)
0.04%	12/11/13	2,750,000	2,749,783	(a)
0.05%	10/04/13 - 11/29/13	8,150,000	8,149,633	(a)
0.07%	10/09/13 - 10/11/13	5,200,000	5,199,912	(a)
0.08%	11/13/13	2,350,000	2,349,775	(a)
0.09%	02/21/14	2,800,000	2,799,055	(a)
Federal Home Loan Banks
0.10%	11/01/13	1,650,000	1,649,982
Federal Home Loan Mortgage Corp.
0.38%	10/15/13	2,050,000	2,050,232
Federal National Mortgage Assoc.
2.88%	12/11/13	3,300,000	3,317,708
Freddie Mac Discount Notes
0.02%	12/18/13	2,750,000	2,749,881	(a)
0.03%	11/12/13 - 12/23/13	13,500,000	13,499,242	(a)
0.05%	10/21/13	2,250,000	2,249,940	(a)
0.06%	10/15/13 - 01/27/14	5,900,000	5,899,253	(a)
0.08%	10/28/13	2,250,000	2,249,865	(a)
0.09%	02/03/14	1,050,000	1,049,672	(a)
			73,043,848
Commercial Paper—1.4%
HSBC Bank Plc
0.15%	10/16/13	2,350,000	2,350,000	(b)

Repurchase Agreements—13.1%
Barclays Capital Inc. U.S. Treasury Repo 0.05% dated 09/30/13, to be repurchased at $9,100,013 on 10/01/13 collateralized by $9,282,073 U.S. Treasury Note, 0.75%, maturing on 02/28/18.	10/01/13	9,100,000	9,100,000
Deutsche Bank Securities, Inc. Gov Agcy Repo 0.10% dated 09/30/13, to be repurchased at $1,900,005 on 10/01/13 collateralized by $1,938,483 U.S. Government Agency Bond, 1.75% and 2.50%, maturing on 05/30/19 and 04/23/14.	10/01/13	1,900,000	1,900,000
Goldman Sachs & Co. Gov Agcy Repo 0.04% dated 09/30/13, to be repurchased at $5,800,006 on 10/01/13 collateralized by $5,916,521 U.S. Government Agency Bond, 0.16%, maturing 09/11/14.	10/01/13	5,800,000	5,800,000
HSBC Securities (USA) Inc. Gov Agcy Repo 0.06% dated 09/30/13, to be repurchased at $5,220,009 on 10/01/13 collateralized by $5,325,313 U.S. Government Agency Bond, 2.38%, maturing 03/14/14.	10/01/13	5,220,000	5,220,000
			22,020,000
Corporates—2.1%
International Bank for Reconstruction & Development
0.50%	11/26/13	3,450,000	3,451,850
Certificates of Deposit—7.3%
J.P. Morgan Chase & Co.
0.24%	10/07/13	2,000,000	2,000,000
National Australia Bank Ltd./New York
0.18%	10/30/13	3,650,000	3,650,000	(b)
Royal Bank of Canada/New York NY
0.30%	04/17/14	3,400,000	3,400,000	(b)
Standard Chartered Bank/New York
0.25%	11/12/13	3,300,000	3,300,000	(b)
			12,350,000
Time Deposit—0.1%
State Street Corp.
0.01%	10/01/13	154,882	154,882	(c)

Total Short-Term Investments (Cost $168,050,485)			168,050,485

Other Assets and Liabilities, net—0.1%			233,588

NET ASSETS—100.0%			$168,284,073

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2013.

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Portfolio securities of the Fund are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2013:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Money Market Fund	Investments in Securities†
	U.S. Treasuries	$—	$54,679,905	$—	$54,679,905
	U.S. Agency Obligations	—	73,043,848	—	73,043,848
	Commercial Paper	—	2,350,000	—	2,350,000
	Repurchase Agreements	—	22,020,000	—	22,020,000
	Corporates	—	3,451,850	—	3,451,850
	Certificates of Deposit	—	12,350,000	—	12,350,000
	Time Deposit	—	154,882	—	154,882

	Total Investments in Securities	$—	$168,050,485	$—	$168,050,485

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2013, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Money Market Fund	$168,050,485	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 21, 2013

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 21, 2013